World Omni Auto Receivables Trust 2007-A Monthly Servicer Certificate December 31, 2007	Exhibit 99.1

Dates Covered
Collections Period	12/1/07 - 12/31/07
Interest Accrual Period	12/17/07 - 01/14/08
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/07	834,761,740.58	50,011
Yield Supplement Overcollateralization Amount at 11/30/07	22,140,622.57	0

Receivables Balance at 11/30/07	856,902,363.15	50,011
Principal Payments	26,288,489.56	691
Defaulted Receivables	1,720,777.69	87
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/07	21,043,995.89	0

Pool Balance at 12/31/07	807,849,100.01	49,233

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	954,145,162.02	48,011
Pre-Funding Contracts added 3/29/07	211,535,619.93	10,164
Delinquent Receivables:
Past Due 31-60 days	11,806,164.92	690
Past Due 61-90 days	3,598,699.97	198
Past Due 91 + days	1,369,782.92	72

Total	16,774,647.81	960

Total 31+ Delinquent as % Ending Pool Balance	2.08%

Recoveries	957,468.10

Aggregate Net Losses-December 2007	763,309.59

Overcollateralization Target Amount	11,311,052.34
Actual Overcollateralization	11,311,052.34

Weighted Average APR, Yield Adjusted	8.68%
Weighted Average Remaining Term	51.40

Flow of Funds	$ Amount
Collections	32,117,884.35
Advances	17,818.22
Investment Earnings on Cash Accounts	148,954.81
Servicing Fee	(714,085.30)
Interest Rate Swap Receipt	—

Available Funds	31,570,572.08

Distributions of Available Funds
(1) Monthly Swap Payment Amount	91,320.62
(2) Class A Interest	3,367,359.43
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	137,639.63
(5) Second Priority Principal Distributable Amount	15,601,588.23
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	11,311,052.34
(8) Distribution to Certificateholders	1,061,611.83

Total Distributions of Available Funds	31,570,572.08

Servicing Fee	714,085.30
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount

Original Class A	1,100,000,000.00
Original Class B	31,105,000.00

Total Class A & B
Note Balance @ 12/17/07	823,450,688.24
Principal Paid	26,912,640.57
Note Balance @ 01/15/08	796,538,047.67

Class A-1
Note Balance @ 12/17/07	0.00
Principal Paid	0.00
Note Balance @ 01/15/08	0.00
Note Factor @ 01/15/08	0.0000000%

Class A-2
Note Balance @ 12/17/07	223,345,688.24
Principal Paid	26,912,640.57
Note Balance @ 01/15/08	196,433,047.67
Note Factor @ 01/15/08	68.2059193%

Class A-3
Note Balance @ 12/17/07	236,000,000.00
Principal Paid	-
Note Balance @ 01/15/08	236,000,000.00
Note Factor @ 01/15/08	100.0000000%

Class A-4
Note Balance @ 12/17/07	333,000,000.00
Principal Paid	-
Note Balance @ 01/15/08	333,000,000.00
Note Factor @ 01/15/08	100.0000000%

Class B
Note Balance @ 12/17/07	31,105,000.00
Principal Paid	-
Note Balance @ 01/15/08	31,105,000.00
Note Factor @ 01/15/08	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	3,504,999.06
Total Principal Paid	26,912,640.57

Total Paid	30,417,639.63

Class A-1
Coupon	5.32000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	5.32000%
Interest Paid	990,165.88
Principal Paid	26,912,640.57

Total Paid to A-2 Holders	27,902,806.45

Class A-3
Coupon	5.23000%
Interest Paid	1,028,566.67
Principal Paid	0.00

Total Paid to A-3 Holders	1,028,566.67

Class A-4
Coupon	5.02750%
Interest Paid	1,348,626.88
Principal Paid	0.00

Total Paid to A-4 Holders	1,348,626.88

Class B
Coupon	5.31000%
Interest Paid	137,639.63
Principal Paid	0.00

Total Paid to B Holders	137,639.63

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	3.0987389
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.7932292

Total Distribution Amount	26.8919681

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	3.4380760
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	93.4466686

Total A-2 Distribution Amount	96.8847446

A-3 Interest Distribution Amount	4.3583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.3583333

A-4 Interest Distribution Amount	4.0499306
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.0499306

B Interest Distribution Amount	4.4250002
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.4250002

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	579.71
Noteholders’ Principal Distributable Amount	420.29

Account Balances	$ Amount

Advances
Balance as of 11/30/07	221,147.53
Balance as of 12/31/07	238,965.75
Change	17,818.22

Reserve Fund
Balance as of 11/30/07	2,839,302.95
Investment Earnings	11,791.08
Prior Month’s Investment Earnings paid	(11,539.87)
Withdrawal	0.00
Balance as of 12/31/07	2,839,554.16
Change	251.21

Reserve Fund Requirement	2,827,763.08